Segments - Schedule of Other Financial Information Regarding The Company’s Operating Segment (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Segments [Member]
Schedule of Consolidated Condensed Financial Statements [Line Items]
Related parties amounts	$ 1,330	$ 2,400